Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000149725
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	I Class Shares
Trading Symbol	LPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Core Plus Fund, I Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$5,000,000	$5,000,000
Oct/16	$5,265,825	$5,218,525
Oct/17	$5,393,993	$5,265,611
Oct/18	$5,300,816	$5,157,485
Oct/19	$5,904,360	$5,751,077
Oct/20	$6,268,913	$6,106,914
Oct/21	$6,287,435	$6,077,723
Oct/22	$5,225,909	$5,124,584
Oct/23	$5,235,797	$5,142,825
Oct/24	$5,838,609	$5,685,201
Oct/25	$6,223,516	$6,035,360

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
MetLife Core Plus Fund, I Class Shares	6.59%	-0.15%	2.21%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 111,930,546
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 35,116
InvestmentCompanyPortfolioTurnover	198.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Municipal Bonds	0.5%
Foreign Government Bond	0.8%
Consumer Discretionary	1.3%
Materials	1.6%
Consumer Staples	1.7%
Industrials	2.4%
Information Technology	2.9%
Energy	3.0%
Health Care	3.2%
Utilities	4.9%
Communication Services	4.9%
Asset-Backed Securities	9.3%
Financials	9.5%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 10/15/2028	3.7%
U.S. Treasury Bonds, 4.75%, 5/15/2055	3.3%
U.S. Treasury Bonds, 4.88%, 8/15/2045	2.8%
U.S. Treasury Notes, 3.88%, 7/15/2028	2.6%
FNMA, 5.00%, 5/1/2055	2.3%
U.S. Treasury Notes, 3.63%, 10/31/2030	2.3%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.0%
U.S. Treasury Bonds, 3.13%, 5/15/2048	1.9%
U.S. Treasury Notes, 3.50%, 9/30/2027	1.7%
U.S. Treasury Notes, 3.38%, 9/15/2028	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/
C000149726
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	R Class Shares
Trading Symbol	LPCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Core Plus Fund, R Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$5,000,000	$5,000,000
Oct/16	$5,265,484	$5,218,525
Oct/17	$5,377,625	$5,265,611
Oct/18	$5,279,193	$5,157,485
Oct/19	$5,651,579	$5,751,077
Oct/20	$5,773,256	$6,106,914
Oct/21	$5,815,998	$6,077,723
Oct/22	$4,829,658	$5,124,584
Oct/23	$4,756,458	$5,142,825
Oct/24	$5,157,223	$5,685,201
Oct/25	$5,288,332	$6,035,360

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
MetLife Core Plus Fund, R Class Shares	2.54%	-1.74%	0.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 111,930,546
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 35,116
InvestmentCompanyPortfolioTurnover	198.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Municipal Bonds	0.5%
Foreign Government Bond	0.8%
Consumer Discretionary	1.3%
Materials	1.6%
Consumer Staples	1.7%
Industrials	2.4%
Information Technology	2.9%
Energy	3.0%
Health Care	3.2%
Utilities	4.9%
Communication Services	4.9%
Asset-Backed Securities	9.3%
Financials	9.5%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 10/15/2028	3.7%
U.S. Treasury Bonds, 4.75%, 5/15/2055	3.3%
U.S. Treasury Bonds, 4.88%, 8/15/2045	2.8%
U.S. Treasury Notes, 3.88%, 7/15/2028	2.6%
FNMA, 5.00%, 5/1/2055	2.3%
U.S. Treasury Notes, 3.63%, 10/31/2030	2.3%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.0%
U.S. Treasury Bonds, 3.13%, 5/15/2048	1.9%
U.S. Treasury Notes, 3.50%, 9/30/2027	1.7%
U.S. Treasury Notes, 3.38%, 9/15/2028	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/